Trade and Other Receivables (Details) - Schedule of Prepaid Expenses and Other Current Assets - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Schedule of Prepaid Expenses and Other Current Assets [Abstract]
Prepayments	$ 1,585	$ 1,710
Deposits	110	101
Recoverable VAT	183	97
Grants to be received		54
Other	36
Total prepaid expenses and other current assets	$ 1,914	$ 1,962